SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended
	May 11, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Nov. 11, 2022
Cash		$ 1,537		$ 1,537		$ 30,870
Cash equivalents		0		0		0
Proceeds from sale from IPO and Private Placement Units	$ 117,300,000			$ 4,025,000
Price per unit	$ 10.00						$ 0.045
Warrant exercisable				12,085,275
Unrecognized tax benefits		0		$ 0		0
Unrecognized tax benefits accrued for interest and penalties		$ 0		$ 0		$ 0
Effective tax rate		12.15%	0.00%	30.10%	0.00%
Statutory tax rate		21.00%	21.00%
Class Common Stock Not Subject To Possible Redemption [Member]
Common Stock, shares outstanding		585,275		585,275
Common Class Subject To Redemption [Member]
Common Stock, shares outstanding		1,712,698		1,712,698